SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2024
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2024	2023	2024	2023
Interest paid	$161	$129	$399	$289
Income taxes paid	$15	$40	$281	$282
Amounts paid and received for interest were reflected as operating cash flows in the unaudited interim condensed and consolidated statements of cash flows. Interest paid is net of debt related hedges and includes dividends paid on our exchangeable shares classified as liabilities.
Amounts paid for income taxes were reflected as either operating cash flows or investing cash flows in the unaudited interim condensed and consolidated statements of cash flows depending upon the nature of the underlying transaction.
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed and consolidated statements of cash flows are as follows:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2024	2023	2024	2023
Accounts receivable	$(29)	$(15)	$48	$(25)
Accounts payable and other	165	80	(32)	(91)
Changes in non-cash working capital, net	$136	$65	$16	$(116)